PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	€ 2,017	€ 1,948
Additions	364	297
Disposals	(3)	(5)
Depreciation expense	(286)	(277)
Transfer and other changes	0	0
Effect of changes in foreign exchange rates	(32)	54
Property, plant and equipment disposed of through business combination	(13)
Ending balance	2,047	2,017
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,923
Ending balance	4,126	3,923
Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,906)
Ending balance	(2,079)	(1,906)
Land and Property Rights
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	23	21
Additions	1	0
Disposals	0	0
Depreciation expense	(1)	(1)
Transfer and other changes	2	2
Effect of changes in foreign exchange rates	0	1
Property, plant and equipment disposed of through business combination	0
Ending balance	25	23
Land and Property Rights | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	42
Ending balance	44	42
Land and Property Rights | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(19)
Ending balance	(19)	(19)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	381	374
Additions	12	14
Disposals	0	0
Depreciation expense	(31)	(32)
Transfer and other changes	23	18
Effect of changes in foreign exchange rates	(5)	7
Property, plant and equipment disposed of through business combination	(1)
Ending balance	379	381
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	637
Ending balance	659	637
Buildings | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(256)
Ending balance	(280)	(256)
Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,387	1,411
Additions	90	90
Disposals	(3)	(4)
Depreciation expense	(242)	(230)
Transfer and other changes	178	76
Effect of changes in foreign exchange rates	(25)	44
Property, plant and equipment disposed of through business combination	(4)
Ending balance	1,381	1,387
Machinery and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,957
Ending balance	3,103	2,957
Machinery and Equipment | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,570)
Ending balance	(1,722)	(1,570)
Construction Work in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	211	127
Additions	258	188
Disposals	0	0
Depreciation expense	0	(2)
Transfer and other changes	(209)	(103)
Effect of changes in foreign exchange rates	(2)	1
Property, plant and equipment disposed of through business combination	(7)
Ending balance	251	211
Construction Work in Progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	224
Ending balance	268	224
Construction Work in Progress | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(13)
Ending balance	(17)	(13)
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	15	15
Additions	3	5
Disposals	0	(1)
Depreciation expense	(12)	(12)
Transfer and other changes	6	7
Effect of changes in foreign exchange rates	0	1
Property, plant and equipment disposed of through business combination	(1)
Ending balance	11	15
Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	63
Ending balance	52	63
Other | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(48)
Ending balance	€ (41)	€ (48)